ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER LIABILITIES.
ACCRUED EXPENSES AND OTHER LIABILITIES

14.ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consist of the following:

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Salary and welfare payable	769,761	624,166	90,496
Customer deposits	282,666	218,366	31,660
Accrued expenses	73,545	86,270	12,508
Accrual for purchases of property and equipment	29,545	71,234	10,328
Other tax payables	40,741	12,005	1,741
Fair value accounting of financial instruments	14,918	5,452	790
Accrued contingent liabilities	200,114	—	—
Others	180,349	128,161	18,580
	1,591,639	1,145,654	166,103